Note 10 - Share-based Compensation (Details Textual) - The 2017 Omnibus Incentive Plan [Member] - $ / shares	6 Months Ended
	Jun. 30, 2018	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,137,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	30,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 27.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	7,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	365,900
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Cancelled in Period	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	223,162